SUMMARY OF ACCOUNTS AND OTHER RECEIVABLES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Notes and other explanatory information [abstract]
Trade receivables	$ 52,879	$ 103,471	$ 36,734	$ 7,206
Sales taxes receivable	99,725	71,785	124,313	73,953
Total	$ 152,604	$ 175,256	$ 161,047	$ 81,159